Intellectual Property Purchase Agreement (Details) (USD $)			1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Feb. 25, 2011 MYO-T12 [Member] Installments	Dec. 31, 2011 MYO-T12 [Member]	Feb. 25, 2011 MYO-T12 [Member] Assets [Member]	Feb. 25, 2011 MYO-T12 [Member] Cash [Member]	Feb. 25, 2011 MYO-T12 [Member] Promissory Note [Member]
Intellectual Property Purchase Agreement (Textual)
Aggregate consideration paid for acquisition			$ 4,662,000		$ 1,150,000	$ 450,000	$ 700,000
Common stock issued as part of acquisition			140,480
Common stock issued as part of acquisition, fair value			3,512,000
Percentage of diluted voting common stock			12.00%
Promissory note, principal amount			700,000
Promissory note, interest rate			3.00%
Promissory note, payment terms			The Promissory Note was payable in two installments as follows: $350,000 plus accrued interest was due within 180 days after the closing date of the Agreement (originally August 25, 2011 but extended to the earlier of November 30, 2011 or the closing of a certain financing and paid on November 29, 2011) and $350,000 plus accrued interest was due on the first anniversary of the closing date of the Agreement and paid on February 21, 2012.
Periodic principal payment per installment			350,000
Number of installments of promissory note			2
Impairment charges				2,662,000
Intellectual property asset, fair value				2,000,000
Intellectual property, carrying value	$ 2,000,000	$ 2,000,000